International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (95.6%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.4%)
Baidu, Inc., ADR *	China	91,000	12,226
Deutsche Telekom AG	Germany	846,000	17,765
Grupo Televisa SAB, ADR	Mexico	1,850,000	5,642
Liberty Global PLC - Class A *	United Kingdom	155,000	2,654
Liberty Global PLC - Class C *	United Kingdom	327,000	6,069
Millicom International Cellular SA, SDR *	Guatemala	360,000	5,589
NetEase, Inc., ADR	China	110,000	11,018

Total			60,963

Consumer Discretionary (11.5%)
adidas AG	Germany	53,000	9,331
Alibaba Group Holding, Ltd., ADR *	China	440,000	38,166
Booking Holdings, Inc. *	United States	7,000	21,588
Entain PLC	United Kingdom	1,250,000	14,228
Flutter Entertainment PLC *	Australia	20,000	3,264
Honda Motor Co., Ltd.	Japan	2,745,000	30,865
JD.com, Inc., ADR	China	600,000	17,478
Prosus NV	China	1,514,822	44,641
Stellantis NV	United States	1,275,000	24,456

Total			204,017

Consumer Staples (7.1%)
Anheuser-Busch InBev SA/NV	Belgium	545,000	30,012
Beiersdorf AG	Germany	110,000	14,204
Danone SA	France	220,000	12,121
Haleon PLC	United States	5,800,000	24,067
Imperial Brands PLC	United Kingdom	1,625,000	32,999
Seven & i Holdings Co., Ltd.	Japan	355,000	13,902

Total			127,305

Energy (9.1%)
Equinor ASA	Norway	590,000	19,344
Ovintiv, Inc.	United States	655,000	31,158
Suncor Energy, Inc.	Canada	1,210,000	41,600
TC Energy Corp.	Canada	475,000	16,345
TotalEnergies SE	France	810,000	53,304

Total			161,751

Financials (25.2%)
Aegon NV	Netherlands	2,150,000	10,362
Aviva PLC	United Kingdom	4,301,600	20,339
Axis Bank, Ltd.	India	3,965,000	49,261
Banco Santander SA	Spain	16,500,000	62,657
Barclays PLC	United Kingdom	22,350,000	43,287
BNP Paribas SA	France	945,000	60,161
Credicorp, Ltd.	Peru	140,000	17,916
ICICI Bank, Ltd.	India	2,410,000	27,562
Mitsubishi UFJ Financial Group, Inc.	Japan	1,550,000	13,147
Prudential PLC	Hong Kong	1,820,152	19,600
Standard Chartered PLC	United Kingdom	4,411,996	40,775
UBS Group AG	Switzerland	2,740,000	67,727

Common Stocks (95.6%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
XP, Inc. - Class A	Brazil	730,000	16,826

Total			449,620

Health Care (15.7%)
Bayer AG	Germany	480,000	23,054
Fresenius Medical Care AG & Co. KGaA	Germany	505,000	21,812
GSK PLC	United States	2,920,000	52,787
Novartis AG	Switzerland	633,100	64,604
Olympus Corp.	Japan	835,000	10,818
Roche Holding AG	United States	141,500	38,596
Sanofi	United States	630,000	67,601

Total			279,272

Industrials (6.1%)
Johnson Controls International PLC	United States	670,000	35,651
Mitsubishi Electric Corp.	Japan	2,800,000	34,617
Nidec Corp.	Japan	160,000	7,412
Schneider Electric SE	United States	93,000	15,332
Smiths Group PLC	United Kingdom	765,000	15,073

Total			108,085

Information Technology (4.1%)
Brother Industries, Ltd.	Japan	385,000	6,199
Kyocera Corp.	Japan	255,000	12,933
Murata Manufacturing Co., Ltd.	Japan	855,000	15,626
Samsung Electronics Co., Ltd.	South Korea	40,000	2,027
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,105,000	17,932
TE Connectivity, Ltd.	United States	155,000	19,147

Total			73,864

Materials (11.0%)
Akzo Nobel NV	Netherlands	460,000	33,196
Glencore PLC	Australia	4,900,000	28,022
Holcim, Ltd. *	United States	650,000	41,617
Linde PLC	United States	50,000	18,617
Mitsubishi Chemical Group Corp.	Japan	4,700,000	29,622
Nutrien, Ltd.	Canada	325,000	20,072
Teck Resources, Ltd. - Class B	Canada	570,000	24,561

Total			195,707

Real Estate (1.7%)
CK Asset Holdings, Ltd.	Hong Kong	2,435,500	12,810
Daito Trust Construction Co., Ltd.	Japan	125,000	13,167
Hang Lung Group, Ltd.	Hong Kong	3,500,000	4,908

Total			30,885

International Equity Portfolio

Common Stocks (95.6%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (0.7%)
Engie SA *	France	771,558	11,831

Total			11,831

Total Common Stocks (Cost: $1,774,850)			1,703,300

Preferred Stocks (3.4%)
Financials (2.1%)
Itau Unibanco Holding SA	Brazil	7,000,000	37,893

Total			37,893

Preferred Stocks (3.4%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (1.3%)
Samsung Electronics Co., Ltd.	South Korea	570,169	23,019

Total			23,019

Total Preferred Stocks (Cost: $60,871)			60,912

Total Investments (99.0%) (Cost: $1,835,721)@			1,764,212

Other Assets, Less Liabilities (1.0%)			18,091

Net Assets (100.0%)			1,782,303

Investments by Country of Risk as a Percentage of Net Assets:
United States	22.0%
Japan	10.4%
United Kingdom	9.8%
France	7.8%
Switzerland	7.4%
China	7.0%
Canada	5.7%
Other	28.9%

Total	99.0%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Citibank NA	CNH	28,735	3,938	10/18/23	$6	$—	$6
Buy	HSBC Bank USA	CNH	25,603	3,510	10/18/23	26	—	26
Buy	Standard Chartered Bank	CNH	25,603	3,510	10/18/23	26	—	26
Sell	Bank of America NA	CNH	15,126	2,073	10/18/23	141	—	141
Sell	Goldman Sachs Bank USA	CNH	27,010	3,702	10/18/23	269	—	269
Sell	HSBC Bank USA	CNH	50,321	6,897	10/18/23	526	—	526
Sell	JP Morgan Chase Bank NA	CNH	23,309	3,194	10/18/23	258	—	258
Sell	Bank of America NA	CNH	31,411	4,309	11/8/23	248	—	248
Sell	HSBC Bank USA	CNH	23,862	3,273	11/8/23	146	—	146
Sell	JP Morgan Chase Bank NA	CNH	23,683	3,248	11/8/23	144	—	144
Sell	Standard Chartered Bank	CNH	32,989	4,526	11/8/23	241	—	241
Sell	Goldman Sachs Bank USA	CNH	22,803	3,132	12/6/23	217	—	217
Sell	HSBC Bank USA	CNH	24,700	3,392	12/6/23	322	—	322
Sell	JP Morgan Chase Bank NA	CNH	48,766	6,698	12/6/23	466	—	466
Sell	Bank of America NA	CNH	18,654	2,567	1/10/24	215	—	215
Sell	HSBC Bank USA	CNH	37,299	5,132	1/10/24	439	—	439
Sell	JP Morgan Chase Bank NA	CNH	55,947	7,698	1/10/24	655	—	655
Sell	Bank of America NA	CNH	1,325	183	2/7/24	17	—	17
Sell	Goldman Sachs Bank USA	CNH	1,325	183	2/7/24	17	—	17
Sell	HSBC Bank USA	CNH	1,325	183	2/7/24	17	—	17
Sell	JP Morgan Chase Bank NA	CNH	1,325	183	2/7/24	17	—	17
Sell	Barclays Bank PLC	CNH	3,663	506	3/13/24	16	—	16
Sell	HSBC Bank USA	CNH	106,490	14,714	3/13/24	371	—	371
Sell	UBS AG	CNH	3,663	506	3/13/24	16	—	16
Sell	Citibank NA	CNH	10,735	1,487	4/17/24	44	—	44
Sell	HSBC Bank USA	CNH	4,539	629	4/17/24	46	—	46
Sell	JP Morgan Chase Bank NA	CNH	51,413	7,122	4/17/24	178	—	178
Sell	UBS AG	CNH	21,470	2,974	4/17/24	90	—	90
Sell	Bank of America NA	CNH	11,718	1,627	5/22/24	44	—	44

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	CNH	11,718	1,627	5/22/24	$44	$—	$44
Sell	Citibank NA	CNH	11,718	1,627	5/22/24	47	—	47
Sell	JP Morgan Chase Bank NA	CNH	11,718	1,627	5/22/24	45	—	45
Sell	Bank of America NA	CNH	51,413	7,147	6/5/24	179	—	179
						$5,533	$—	$5,533

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)

	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$5,533	—	$5,533	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,835,721 and the net unrealized depreciation of investments based on that cost was $65,976 which is comprised of $161,940 aggregate gross unrealized appreciation and $227,916 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Preferred Stocks
Financials	$37,893	$—	$—
Information Technology	—	23,019	—
Common Stocks
Communication Services	37,609	23,354	—
Consumer Discretionary	77,232	126,785	—
Energy	89,103	72,648	—
Financials	34,742	414,878	—
Industrials	35,651	72,434	—
Information Technology	19,147	54,717	—
Materials	63,250	132,457	—
All Others	—	449,293	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	5,533	—

Total Assets:	$394,627	$1,375,118	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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